Organization	6 Months Ended	12 Months Ended
	Jun. 28, 2025	Dec. 31, 2024	Dec. 28, 2024
Organization [Line Items]
Organization

Note 1. Organization

Description of Business

TIC Solutions, Inc. (hereinafter referred to as “we,” “our,” “us,” “TIC Solutions,” or “Company”, formerly, Acuren Corporation) is a leading provider of critical asset integrity services. TIC Solutions operates primarily in North America serving a broad range of industrial markets, most notably chemical, pipeline, refinery, power generation, oilsands, automotive, aerospace, mining, manufacturing, renewable energy, and pulp and paper. TIC Solutions provides these essential and often compliance-mandated (often at customer locations) services in the industrial space and is focused on the recurring maintenance needs of its customers.

Until its acquisition of ASP Acuren Holdings, Inc. (“ASP Acuren”) on July 30, 2024, the Company had neither engaged in any operations nor generated any revenues. On July 30, 2024 (the “Closing Date”), the Company completed the acquisition of ASP Acuren (the “Acuren Acquisition”). See “Note 3. Business Combinations” for further discussion.

On December 16, 2024, the Company changed its jurisdiction of incorporation from the British Virgin Islands to the State of Delaware (the “Domestication”). The business, assets and liabilities of the Company and its subsidiaries were the same immediately after the Domestication as they were immediately prior to the Domestication. As a result of the Domestication, ordinary shares and Founder Preferred Shares were converted to shares of common stock and Series A Preferred Stock, respectively. Each holder of a warrant, option or restricted stock unit became a holder of a warrant, option or restricted stock unit of the domesticated Company. The number of shares outstanding did not change as a result of the Domestication, and the proportional equity interest of each shareholder remained the same. Shares referred to as ordinary shares and Founder Preferred Shares prior to the domestication are referred to as common shares and Series A Preferred Shares (“Preferred Shares”) throughout these Consolidated Financial Statements.

NV5 Global, Inc. [Member]
Organization [Line Items]
Organization

Note 1 – Organization and Nature of Business Operations

Business

NV5 Global, Inc. and its subsidiaries (collectively, the “Company” or “NV5 Global”) is a provider of technology, conformity assessment, consulting solutions, and software applications to public and private sector clients in the infrastructure, utility services, construction, real estate, environmental, and geospatial markets, operating nationwide and abroad. The Company’s clients include the U.S. Federal, state and local governments, and the private sector. NV5 Global provides a wide range of services, including, but not limited to:

●	Utility services	●	Commissioning
●	LNG services	●	Building program management
●	Engineering	●	Environmental health & safety
●	Civil program management	●	Real estate transaction services
●	Surveying	●	Energy efficiency & clean energy services
●	Conformity assessment	●	Mission critical services
●	Code compliance consulting	●	3D geospatial data modeling
●	Forensic services	●	Environmental & natural resources
●	Litigation support	●	Robotic survey solutions
●	Ecological studies	●	Geospatial data applications & software
●	MEP & technology design

On May 15, 2025, the Company and TIC Solutions, Inc. (f/k/a Acuren Corporation) (“TIC Solutions”) announced that they had entered into a definitive agreement to combine the two companies (the “Merger”). The Merger was subject to a vote of shareholders and was approved on July 31, 2025. NV5 stockholders will receive $23.00 per share consisting of $10.00 in cash and $13.00 in shares of TIC Solutions at closing, subject to adjustment as disclosed in the Joint Proxy Statement/Prospectus relating to the Merger and provided to stockholders of both companies. Upon closing of the transaction, current NV5 stockholders are expected to own approximately 40% of the combined company.

Fiscal Year

The Company operates on a “52/53 week” fiscal year ending on the Saturday closest to the calendar quarter end.

Note 1 – Organization and Nature of Business Operations

Business

NV5 Global, Inc. and its subsidiaries (collectively, the “Company” or “NV5 Global”) is a provider of technology, conformity assessment, consulting solutions, and software applications to public and private sector clients in the infrastructure, utility services, construction, real estate, environmental, and geospatial markets, operating nationwide and abroad. The Company’s clients include the U.S. Federal, state and local governments, and the private sector. NV5 Global provides a wide range of services, including, but not limited to:

●	Utility services	●	Commissioning
●	LNG services	●	Building program management
●	Engineering	●	Environmental health & safety
●	Civil program management	●	Real estate transaction services
●	Surveying	●	Energy efficiency & clean energy services
●	Conformity assessment	●	Mission critical services
●	Code compliance consulting	●	3D geospatial data modeling
●	Forensic services	●	Environmental & natural resources
●	Litigation support	●	Robotic survey solutions
●	Ecological studies	●	Geospatial data applications & software
●	MEP & technology design